Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Debt [Abstract]
Long-term debt
	December 31, 2016	December 31, 2017
$1.3 billion Senior Secured Term Loan B Facility	$1,270,750	$-
$1.9 billion Secured Term Loan B Facility	1,838,250	-
$462 million Senior Secured Credit Facility	249,542	81,886
$500 million Senior Unsecured Notes	130,974	-
$800 million Senior Secured Notes	459,723	-
$450 million Senior Secured Term Loan Facility	-	450,000
Less: Deferred financing costs	(61,466)	(254)
Total debt	3,887,773	531,632
Less: Current portion	(640,557)	(81,632)
Long-term portion	$3,247,216	$450,000

Loan movements for Company's debt
Loan	Loan Agreement Date	Original Amount	December 31, 2016	New Loan	Discharges/ Repayment	December 31, 2017

$800 million Senior Notes	September 20, 2012	$800,000	459,723	-	(459,723)	$-
$1.9 billion Secured Term Loan B Facility	July 12, 2013	1,900,000	1,838,250	-	(1,838,250)	-
$500 million Senior Unsecured Notes	March 26, 2014	500,000	130,974	-	(130,974)	-
$1.3 billion Senior Secured Term Loan B	July 25, 2014	1,300,000	1,270,750	-	(1,270,750)	-
$462 million Senior Secured Credit Facility	February 13, 2015	462,000	249,542	-	(167,656)	81,886
$ 450 million Senior Secured Term Loan Facility	September 22, 2017	450,000	-	450,000	-	450,000
			$3,949,239	$450,000	$(3,867,353)	$531,886

Annual principal payments
2018	$81,886
2019	-
2020	-
2021	-
2022	-
2023 and thereafter	450,000
Total principal payments	531,886
Less: Financing fees	(254)
Total debt	$531,632